INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Disclosure of Detailed Information About Intangible Assets
The intangible assets are as follows:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Placement fees	$2,189	$2,814
Customer relationship intangible	2,187	2,701
Contractual development fees	2,717	3,809
Intangible assets	$7,093	$9,324

Disclosure of Reconciliation of Changes in Intangible Assets

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$2,814	$—	$(625)	$—	$2,189
Customer relationship intangible	2,701	—	(514)	—	2,187
Contractual development fees	3,809	—	(1,092)	—	2,717
Intangible assets	$9,324	$—	$(2,231)	$—	$7,093

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$3,764	$—	$(950)	$—	$2,814
Customer relationship intangible	3,215	—	(514)	—	2,701
Contractual development fees	5,384	—	(1,575)	—	3,809
Intangible assets	$12,363	$—	$(3,039)	$—	$9,324